Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Maximum estimated service period for players	6 months
Advertising expenses	$ 1,200	$ 1,900	$ 3,300
Prepaid advertising	1	18
Cumulative effect adjustment recorded to accumulated deficit	346
Topic 842
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease, liability	1,000
Present value of remaining lease payments	$ 1,100
Operating lease liability discounted borrowing rate	2.00%
Right-of-use asset	$ 1,000
Minimum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	1 year
Minimum | Other Intangible Assets
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	1 year
Maximum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	3 years
Maximum | Other Intangible Assets
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	3 years
Prepaid Licensing and Royalty Fees | Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	1 year
Prepaid Licensing and Royalty Fees | Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	2 years
Performance Bonds | Restricted Cash
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Escrow account	$ 518	$ 507